Share-based Payment - Summary of Restricted Share (Detail) - Restricted Shares [member]		12 Months Ended
		Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at beginning of period	[1]	3,748,518	3,362,025
Allotted	[1]	513,282	1,025,706
Released	[1]	(565,801)	(639,213)
Forfeited	[1]	(4,775)
Outstanding at end of period	[1]	3,691,224	3,748,518
Fair value at measurement date	[1]	¥ 3,614	¥ 3,748

[1]	Number of restricted shares and fair value at measurement date are calculated based on the assumption that the 2024 Stock Split had been implemented at the beginning of the fiscal year ended March 31, 2025.